Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments to be Received
As at December 31, 2021, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i)	Sublease Payments (i) (ii)
2022	$21,242	$23,934
2023	$21,242	$23,934
2024	$21,242	$23,934
2025	$21,242	$23,934
2026	$21,242	$23,934
Thereafter	$47,885	$53,988
Total	$154,095	$173,658
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2021, the Company had received $356.3 million of aggregate Head Lease receipts and had paid $310.1 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2021, $3.7 million (December 31, 2020 – $3.7 million) and $18.1 million (December 31, 2020 – $21.8 million) of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Company’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Unrecorded Unconditional Purchase Obligations Disclosure	he Company’s share of commitments to fund equipment installation and other construction contract costs, which are expected to be incurred in 2022, is as follows:

2022 $
Certain consolidated LNG carriers (i)	12,853
Bahrain LNG Joint Venture (ii)	11,339
24,192
(i)In June 2019, the Company entered into an agreement with a contractor to supply reliquefaction equipment on certain of the Company's LNG carriers in 2021 and 2022, for an estimated installed cost of $52.8 million. As at December 31, 2021, the estimated remaining cost of these installations was $12.9 million.
(ii)The Company has a 30% ownership interest in the Bahrain LNG Joint Venture which has an LNG receiving and regasification terminal in Bahrain as described in Note 7a(ii). As at December 31, 2021, the Company's proportionate share of the estimated remaining cost of $11.3 million relates to the final construction installment on the LNG terminal. The Bahrain LNG Joint Venture has remaining debt financing of $23.5 million, of which $7.1 million relates to the Company's proportionate share of the construction commitments included in the table above.

Schedule of Operating Leases
As at December 31, 2021, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i)	Sublease Payments (i) (ii)
2022	$21,242	$23,934
2023	$21,242	$23,934
2024	$21,242	$23,934
2025	$21,242	$23,934
2026	$21,242	$23,934
Thereafter	$47,885	$53,988
Total	$154,095	$173,658
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2021, the Company had received $356.3 million of aggregate Head Lease receipts and had paid $310.1 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2021, $3.7 million (December 31, 2020 – $3.7 million) and $18.1 million (December 31, 2020 – $21.8 million) of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Company’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.